Finance Income And Finance Cost	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Finance income and finance cost
7.	Finance income and finance cost
Finance income earned during the years ended 31 December 2022, 2021 and 2020 is as follows (in thousands):

	2022	2021	2020
Changes in the fair value of derivatives (see Note 27)	1,637	51,549	5,393
Interest income from cash and cash equivalents	556	18	166
Other interest income	356	1	49

	2,549	51,568	5,608

Finance cost incurred during the years ended 31 December 2022, 2021, and 2020 is as follows (in thousands):

	2022	2021	2020
Changes in the fair value of derivatives (see Note 27)	96,981	2,804	60,823
Interest on debt and borrowings	71,452	106,548	91,985
Consenting fee (see Note 20)	7,430	—	—
Loss on remeasurement of bonds (see Note 20)	6,511	—	—
Interest on lease liabilities (see Note 13)	6,022	6,423	5,481
Amortization of deferred debt issue costs	23	1,586	3,262

	188,419	117,361	161,551